Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 28, 2021	Feb. 22, 2021	May 31, 2016	May 31, 2021	Aug. 31, 2016	Aug. 31, 2021	Nov. 30, 2016	Nov. 30, 2021	Feb. 28, 2017	Feb. 28, 2022	May 31, 2017	May 31, 2022	Aug. 31, 2017	Aug. 31, 2022	Nov. 30, 2017	Nov. 30, 2022	Feb. 28, 2018	Feb. 28, 2023	May 31, 2018	May 31, 2023	Aug. 31, 2018	Aug. 31, 2023	Nov. 30, 2018	Nov. 30, 2023	Feb. 28, 2019	Feb. 29, 2024	May 31, 2019	May 31, 2024	Aug. 31, 2019	Aug. 31, 2024	Nov. 30, 2019	Nov. 30, 2024	Feb. 29, 2020	Feb. 28, 2025	May 31, 2020	May 31, 2025	Aug. 31, 2020	Aug. 31, 2025	Nov. 30, 2020	Nov. 30, 2025	Feb. 28, 2021	Feb. 28, 2026	May 31, 2021	May 31, 2026	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005519
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,390		$ 9,952		$ 10,170		$ 10,382		$ 10,575		$ 10,585		$ 10,384		$ 10,302		$ 10,382		$ 10,154		$ 10,586		$ 11,071		$ 11,739		$ 11,780		$ 12,252		$ 11,831		$ 12,372		$ 12,662		$ 12,436		$ 12,465		$ 12,852	$ 12,694	$ 11,996	$ 11,109	$ 10,730	$ 10,561	$ 10,633	$ 10,840	$ 10,805	$ 10,931	$ 11,265	$ 11,363	$ 11,923	$ 11,987	$ 12,101	$ 12,007	$ 12,397	$ 12,694	$ 12,835	$ 12,733
C000166313
Account Value [Line Items]
Accumulated Value			500,000		519,636		497,852		508,914		519,684		529,503		530,151		520,257		516,304		521,076		509,807		531,587		555,530		589,811		592,053		615,916		594,945		622,300		637,058		625,852		627,499		647,172	639,432	604,534	560,322	541,510	533,208	537,111	547,114	546,287	552,922	569,330	575,285	603,906	607,421	612,750	609,026	629,079	644,422	651,907	647,015
C000225817
Account Value [Line Items]
Accumulated Value	$ 9,965	$ 10,000		$ 10,014		$ 10,330		$ 10,217		$ 9,679		$ 8,970		$ 8,688		$ 8,563		$ 8,624		$ 8,804		$ 8,789		$ 8,916		$ 9,190		$ 9,284		$ 9,756		$ 9,822		$ 9,931		$ 9,880		$ 10,202		$ 10,461		$ 10,593		$ 10,524
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000		511,616		495,403		500,416		507,893		514,136		511,326		502,944		505,990		508,741		504,464		518,886		538,376		560,492		558,902		579,506		589,067		596,775		599,611		587,524		586,682		596,272	592,695	571,989	538,444	527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,989	10,000		9,975		10,138		10,077		9,725		9,154		8,970		8,783		8,779		8,958		8,863		8,887		9,071		9,075		9,510		9,498		9,598		9,571		9,808		10,039		10,199		10,062
Bloomberg U.S. Corporate Investment Grade Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,395		10,009		10,223		10,426		10,617		10,626		10,448		10,432		10,510		10,302		10,723		11,209		11,911		11,935		12,418		12,333		12,805		13,100		12,765		12,782		13,128	13,030	12,330	11,468	11,170	11,016	11,044	11,273	11,270	11,408	11,703	11,769	12,317	12,395	12,471	12,430	12,799	13,126	13,293	13,188
Bloomberg U.S. Corporate Investment Grade Bond Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 519,741		$ 500,440		$ 511,138		$ 521,324		$ 530,832		$ 531,275		$ 522,377		$ 521,621		$ 525,484		$ 515,104		$ 536,133		$ 560,465		$ 595,541		$ 596,757		$ 620,903		$ 616,655		$ 640,231		$ 655,004		$ 638,227		$ 639,097		$ 656,421	$ 651,523	$ 616,505	$ 573,402	$ 558,517	$ 550,810	$ 552,223	$ 563,661	$ 563,520	$ 570,381	$ 585,167	$ 588,469	$ 615,863	$ 619,751	$ 623,573	$ 621,502	$ 639,948	$ 656,310	$ 664,631	$ 659,377
Bloomberg U.S. Corporate Investment Grade Bond Index
Account Value [Line Items]
Accumulated Value	$ 9,999	$ 10,000		$ 10,013		$ 10,284		$ 10,207		$ 9,659		$ 8,984		$ 8,750		$ 8,630		$ 8,652		$ 8,831		$ 8,829		$ 8,936		$ 9,168		$ 9,220		$ 9,649		$ 9,710		$ 9,770		$ 9,737		$ 10,026		$ 10,282		$ 10,413		$ 10,331